Tax liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tax liabilities [Abstract]
Description of tax liabilities
Description	2017	2016

PIS payable (a)	16,585	36,676
COFINS payable (a)	76,323	166,285
Service tax payable (b)	13,708	34,198
Withholding service tax payable	361	333
IRPJ payable (c)	12,200	58,688
CSLL payable (c)	2,728	26,765
PIS/COFINS/CSLL payable (d)	457	391
Installment payment of federal taxes (e)	16,544	99,034
Installment payment of taxes – PRT(f)	123,467	-
Installment payment of taxes – PERT(g)	243,849	-
Installment payment of local taxes (h)	21,537	574
Installment payment of taxes - Law No. 12996/14 Refis Copa (i)	12,597	105,385
Withholding INSS (j)	203	142
Withholding IRPJ (k)	569	329
Other taxes	24,161	2,575
Total	565,289	531,375
Current	169,505	295,279
Non-current	395,784	236,096

(a)
PIS and COFINS are taxes levied by the Brazilian federal government on gross revenues. The standard rates are 7.60% for PIS and 1.65% for COFINS applicable to entities declaring income tax and social contribution on the ‘actual profits’ basis. These amounts are invoiced to and collected from our customers and recognized as deductions to gross revenue (Note 24) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of the government. PIS and COFINS taxes paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Taxes recoverable (Note 6) and on a monthly basis are offset against PIS and COFINS Tax payable, and presented net as the amounts are due to the same tax authority. Brazilian tax legislation allows smaller entities with less than R$78 million in annual gross revenues to opt to declare income taxes on the ‘presumed profits’ basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.

(b)
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to our customers for the services we render. These are recognized as deductions to gross revenue (Note 24—Taxes levied—ISSQN) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%, however most of the municipalities in which we operate levy ISS at the higher rate. Each municipality sets slightly different rules regarding the use of credits and withholding of ISS tax on payments to suppliers.

(c)
IRPJ and CSLL are corporate income taxes levied by the Brazilian federal government. The IRPJ rate is 25% and the CSLL rate is 9%, resulting in a combined federal corporate income tax rate of 34% on taxable profits. The expense for current income tax is recognized in the statement of profit or loss under ‘Current income and social contribution taxes’ against tax payable. However, for some entities in the group, advances for the payment of income tax are paid on a quarterly basis during the tax year and are recognized as an asset under Taxes recoverable (Note 6—‘Corporate income tax (IRPJ)’ and ‘Social contribution tax on net profit (CSLL)’). Income tax is levied on legal entities individually, with no right of offset between entities in a group. Smaller entities opting to declare income taxes on the ‘presumed profits’ basis are taxed at the same rates on a ‘presumed profit’ of 32% of gross revenues.

(d)
Purchases of certain materials or services require us to retain and pay taxes on behalf of our suppliers. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable purchases is withheld from payments made to suppliers and recognized as a tax liability, with no impact to the statement of profit or loss.

(e)
Refers to installment payment of IRPJ, CSLL, PIS and COFINS, which payment is deferred in 30 to 60 installments, adjusted by the SELIC rate. The accrual of interest on this liability is recognized as a financial expense under the line item—‘Interest for late payment of taxes’ (Note 29).

(f)
PRT - payment of 24% in 24 installments, residual not contemplated by use of damages will be paid in 60 months, according to MP n ° 766 of April 4, January 2017. The taxes included in the PRT are as follows: Pis, Cofins, CSLL, IRPJ and IRRF.

(g)
PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP nº 783 of May 31, 2017. The taxes included in the PERT are as follows: Pis, Cofins and IOF.

(h)
Refers mainly to ISS payable to the Paulínia City Government in 36 installments, not subject to inflation adjustment or interest. (installments of ISS of the cities of São Paulo, Paulínia, Itapevi and Maceió, plots range from 24 to 120).

(i)
In August 2014, enactment of Federal Law No. 12996/2014 (‘‘REFIS da Copa’’) enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from interest and fine amnesty. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.

(j)
INSS is a social security charge levied on wages paid to employees. On certain purchases of services we are required to withhold 11% of the amounts billed by our suppliers and pay INSS tax on their behalf, with no impact to the statement of profit or loss.

(k)	On certain purchases of services we are required to withhold 1.5% of the amounts billed by our suppliers and pay IRPJ (Income tax) on their behalf, with no impact to the statement of profit or loss.

PRT (Tax regularization program)
The 2017 Program allowed for the use of unused tax loss carryforward to settle the tax liability under the program. As a result, the Company recognized a deferred tax asset related to the tax loss carryforwards that was used to settle the tax liability under the program and which the Company did no previously recognized. In addition, the Company recognized a tax liability as follows:

As of May 31, 2017
Federal taxes past due recorded in prior years	160,605
Legal claims in progress recorded in 2017	174,028
Tax installments in progress already recorded in prior years	195,094
Total tax liability to be settled under the program	529,727
Tax loss carryforward used to settle the tax liability under the program (Note 23)	(370,116)
Total tax liability balance to be settled in installment payments	159,611

The tax liability balance as of December 31,2017 was as follows:

R$
Balance as of May 31,2017	159,611
Payments	(42,310)
Accrued interest	6,166
Balance as of December 31, 2017	123,467

Current	73,753
Non-current	49,714

The expected timing of outflows are as follows:

Year of maturity	2017
2018	73,753
2019	22,297
2020	6,854
2021	6,854
2022 and following years	13,709
Total	123,467

PERT (Special tax regularization program)
The same is composed as below:

Federal tax payable as of July 31, 2017	134,947
Tax provision balance in prior periods included Aug, 2017	6,727
IOF Inclusion	103,907
Use of unused tax loss carryforwards Aug, 2017 (Note 23)	(4,452)
Balance as of September 30, 2017	241,129
Payments – prepayments	(5,721)
Interest	8,441
Balance as of December 31, 2017	243,849

Current	13,317
Non-current	230,532

The expected timing of payments are as follows:

Year of maturity	2017
2018	13,317
2019	13,317
2020	13,317
2021	13,317
2022 and following years	190,581
Total	243,849

Eligible tax debt balances
Eligible tax debt balances below refer to REFIS Copa are:

	2017	2016	2015

Principal	62,965	128,132	128,132
Fine and SELIC interest	79,085	100,541	100,541
Reduction due to amnesty of interest, fines and legal charges	(44,055)	(53,981)	(53,981)
Repayments by prepayments	(30,428)	(30,902)	(30,902)
Payment in installments	(28,623)	(30,353)	(10,071)
SELIC restatement	1,494	21,161	15,733
Use of unused tax loss carryforwards	(29,213)	(29,213)	(29,213)
Reversion of unused tax loss carryforwards from REFIS to PRT (Note 23)	1,372	-	-
Balance payable	12,597	105,385	120,239

Installments with maturity beginning 2016 were restated considering 1% of SELIC rate interest p.m. and mature as follows:

Year of maturity	2017	2016

2017	-	7,908
2018	1,675	7,908
2019	1,675	7,908
2020	1,675	81,661
2021	1,675	-
2022 onwards	5,897	-
Total	12,597	105,385